The GAMCO Growth Fund

Schedule of Investments — March 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.0%
	TECHNOLOGY - COMPUTER SOFTWARE AND SERVICES — 21.2%
89,000	Adobe Inc.†	$23,717,610
38,000	Autodesk Inc.†	5,921,160
418,000	Microsoft Corp.	49,298,920
33,000	New Relic Inc.†	3,257,100
55,800	Palo Alto Networks Inc.†	13,552,704
44,900	salesforce.com Inc.†	7,110,813
89,800	ServiceNow Inc.†	22,134,802
73,500	Tableau Software Inc., Cl. A†	9,355,080
55,000	Workday Inc., Cl. A†	10,606,750

		144,954,939

	HEALTH CARE — 20.3%
185,400	Abbott Laboratories	14,820,876
42,900	Becton, Dickinson and Co.	10,713,417
48,800	Danaher Corp.	6,442,576
110,700	Edwards Lifesciences Corp.†	21,180,231
48,800	Illumina Inc.†	15,161,672
36,600	Intuitive Surgical Inc.†	20,883,228
64,500	Thermo Fisher Scientific Inc.	17,654,940
47,800	UnitedHealth Group Inc.	11,819,028
205,700	Zoetis Inc.	20,707,819

		139,383,787

	FINANCIAL SERVICES — 19.4%
118,900	American Tower Corp., REIT	23,430,434
160,600	Crown Castle International Corp., REIT	20,556,800
125,400	Fiserv Inc.†	11,070,312
154,400	Mastercard Inc., Cl. A	36,353,480
205,000	PayPal Holdings Inc.†	21,287,200
130,900	Visa Inc., Cl. A	20,445,271

		133,143,497

	CONSUMER DISCRETIONARY - OTHER — 17.0%
22,600	Amazon.com Inc.†	40,244,950
27,800	Costco Wholesale Corp.	6,731,492

Shares		Market Value

54,000	McDonald’s Corp.	$10,254,600
60,400	Netflix Inc.†	21,536,224
90,800	NextEra Energy Inc.	17,553,456
239,400	Nike Inc., Cl. B	20,159,874

		116,480,596

	TECHNOLOGY - INTERNET — 11.1%
17,100	Alphabet Inc., Cl. A†	20,124,819
12,645	Alphabet Inc., Cl. C†	14,836,505
162,900	Facebook Inc., Cl. A†	27,153,801
67,100	IAC/InterActiveCorp.†	14,098,381

		76,213,506

	TECHNOLOGY - COMPUTER TECHNOLOGY, SEMICONDUCTORS, AND COMPONENTS — 7.4%
183,600	Apple Inc.	34,874,820
78,400	NVIDIA Corp.	14,077,504
15,000	Xilinx Inc.	1,901,850

		50,854,174

	UTILITIES — 2.6%
173,000	American Water Works Co. Inc.	18,036,980

	TOTAL COMMON STOCKS	679,067,479

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 1.0%
$ 6,854,000	U.S. Treasury Bills, 2.398% to 2.411%††, 06/06/19 to 06/20/19	6,818,250

	TOTAL INVESTMENTS — 100.0% (Cost $395,948,520)	$685,885,729

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

REIT	Real Estate Investment Trust

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